UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 10/23/12
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 136

Form 13F Information Table Value Total: $286,454 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None


ACE Ltd                                    SHS          H0023R105    2,835     37,504                         37,504
Core Laboratories N V                      COM          N22717107    2,379     19,584                         19,584
Abbot Labs                                 COM          002824100    1,376     20,066                         20,066
Alexion Pharmaceuticals Inc                COM          015351109    4,056     35,454                         35,454
Altria Group Inc                           COM          02209S103      292      8,756                          8,756
Amazon Com Inc                             COM          023135106    1,793      7,049                          7,049
American Express Co                        COM          025816109    1,760     30,948                         30,948
Ansys Inc                                  COM          03662Q105    1,291     17,595                         17,595
Apple Inc                                  COM          037833100   13,600     20,387                         20,387
ARM Hldgs PLC                         SPONSORED ADR     042068106    6,584    235,312                        235,312
Baidu Inc                             SPON ADR REP A    056752108    4,419     37,807                         37,807
Barrick Gold Corp                          COM          067901108    1,241     29,722                         29,722
Berkshire Hathaway Inc Del               CL B NEW       084670702      929     10,538                         10,538
Biogen Idec Inc                            COM          09062X103    1,294      8,673                          8,673
Bldrs Index Fds Tr                    EMER MK 50 ADR    09348R300    1,807     46,097                         46,097
Bristol Myers Squibb Co                    COM          110122108      254      7,531                          7,531
Buffalo Wild Wings Inc                     COM          119848109    2,412     28,133                         28,133
Cenovus Energy Inc                         COM          15135U109    3,571    102,475                        102,475
Cerner Corp                                COM          156782104    3,530     45,620                         45,620
Chevron Corp New                           COM          166764100    2,416     20,729                         20,729
Chipotle Mexican Grill Inc                 COM          169656105    1,921      6,050                          6,050
Claymore Exchange Trd Fd Tr           GUGG FRNTR MKT    18383Q838    1,796     89,307                         89,307
Coach Inc                                  COM          189754104    2,393     42,724                         42,724
Coca Cola Co                               COM          191216100      283      7,453                          7,453
Colgate Palmolive Co                       COM          194162103      229      2,134                          2,134
Concho Res Inc                             COM          20605P101    1,076     11,355                         11,355
ConocoPhillips                             COM          20825C104      406      7,100                          7,100
Demandware Inc                             COM          24802Y105    2,477     78,022                         78,022
Disney Walt Co                          COM DISNEY      254687106      201      3,840                          3,840
EGA Emerging Global SHS Tr           EGS EMKTCONS ETF   268461779    3,803    156,383                        156,383
EGA Emerging Global SHS Tr           EGS BRAZ INF ETF   268461829      325     15,516                         15,516
Eaton Vance Tx Mgd Div Eq In               COM          27828N102      571     60,075                         60,075
Eaton Vance Sh Tm Dr Divr In               COM          27828V104      609     34,557                         34,557
Exxon Mobil Corp                           COM          30231G102    5,325     58,230                         58,230
First Rep Bk San Francisco C               COM          33616C100    3,267     94,795                         94,795
Fresh Mkt Inc                              COM          35804H106    2,998     50,032                         50,032
General Electric Co                        COM          369604103      574     25,277                         25,277
Genomic Health Inc                         COM          37244C101    1,204     34,720                         34,720
Global X Fds                          GLB X SUPERDIV    37950E549    1,076     48,737                         48,737
Global X Fds                          GLB X BRAZ CON    37950E846    3,354    177,722                        177,722
Google Inc                                CL A          38259P508    1,621      2,149                          2,149
Guideware Software Inc                     COM          40171V100    1,047     33,711                         33,711
HDFC Bank Ltd                          ADR REPS 3 SHS   40415F101    1,922     51,154                         51,154
Home Depot Inc                             COM          437076102    2,510     41,585                         41,585
Imperial Oil Ltd                         COM NEW        453038408    1,236     26,863                         26,863
India Fd Inc                               COM          454089103    1,074     46,204                         46,204
International Business Machs               COM          459200101      365      1,760                          1,760
Intuitive Surgical Inc                    COM NEW       46120E602    3,996      8,063                          8,063
Ishares Gold Trust                        ISHARES       464285105    2,499    144,718                        144,718
IShares Tr                             DJ SEL DIV INX   464287168    1,949     33,785                         33,785
IShares Tr                             S&P 500 INDEX    464287200    3,621     25,076                         25,076
IShares Tr                             BARCLY USAGG B   464287226      221      1,966                          1,966
IShares Tr                             MSCI EMERG MKT   464287234    7,531    182,248                        182,248
IShares Tr                               S&P500 GRW     464287309      378      4,852                          4,852
IShares Tr                            MSCI EAFE INDEX   464287465    2,466     46,530                         46,530
IShares Tr                             S&P MC 400 GRW   464287606      430      3,842                          3,842
IShares Tr                             RUSSELL1000GRW   464287614      372      5,575                          5,575
IShares Tr                             RUSL 3000 GROW   464287671      455      8,371                          8,371
IShares Tr                             S&P EURO PLUS    464287861      331      9,062                          9,062
IShares Tr                             S&P SMLCP GROW   464287887      620      7,414                          7,414
IShares Tr                            S&P NTL AMTFREE   464288414      402      3,585                          3,585
IShares Tr                             HIGH YLD CORP    464288513    2,222     24,075                         24,075
IShares Tr                            RESIDENT PLS CAP  464288562    4,145     88,042                         88,042
IShares Tr                            BARCLYS INTER CR  464288638    3,183     28,567                         28,567
IShares Tr                             US PFD STK IDX   464288687    3,971     99,624                         99,624
IShares Tr                              DJ OIL EQUIP    464288844      426      8,190                          8,190
Johnson & Johnson                           COM         478160104      377      5,473                          5,473
Kinder Morgan Energy Partner           UT LTD PARTNER   494550106      380      4,600                          4,600
Kodiak Oil & Gas Corp                       COM         50015Q100    2,729    291,588                        291,588
LKQ Corp                                    COM         501889208    1,574     85,219                         85,219
Liquidity Services Inc                      COM         53635B107    1,055     21,009                         21,009
Lululemon Athletica Inc                     COM         550021109    5,578     75,445                         75,445
Market Vectors ETF Tr                  BRAZL SMCP ETF   57060U613    2,674     65,462                         65,462
Market Vectors ETF Tr                  HG YLD MUN ETF   57060U878      221      6,695                          6,695
Mastercard Inc                              CL A        57636Q104    2,284      5,058                          5,058
McDonalds Corp                              COM         580135101      250      2,726                          2,726
Mead Johnson Nutrition Co                   COM         582839106    3,068     41,860                         41,860
Netease Inc                            SPONSORED ADR    64110W102    1,991     35,459                         35,459
NQ Mobile Inc                          ADR REPR CL A    64118U108    1,739    217,350                        217,350
Nuveen Mtg Opportunity Term                 COM         670735109      295     10,550                         10,550
Oracle Corp                                 COM         68389X105      411     13,062                         13,062
Pfizer Inc                                  COM         717081103      411     16,555                         16,555
Philip Morris Intl Inc                      COM         718172109      248      2,760                          2,760
Pimco ETF Tr                            AUSTRALIA BD    72201R742      817      7,786                          7,786
Pimco ETF Tr                           0-5 HIGH YIELD   72201R783    4,360     42,869                         42,869
Pimco ETF Tr                          INTER MUN BD ST   72201R866    1,318     24,170                         24,170
Plum Creek Timber Co Inc                    COM         729251108      329      7,500                          7,500
Powershares QQQ Trust                    UNIT SER 1     73935A104    3,649     53,213                         53,213
Powershares ETF Trust                  DYNA BUYBK ACH   73935X286    2,597     86,744                         86,744
Powershares ETF Trust                  HI YLD EQ DVDN   73935X302    2,747    284,108                        284,108
Powershares ETF Trust                   DYN OIL SVCS    73935X625    1,617     80,049                         80,049
Powershares ETF Trust II               INTL CORP BOND   73936Q835      361     12,553                         12,553
Powershares Global ETF Trust          FDM HG YLD RAFI   73936T557    3,031    159,002                        159,002
Powershares Global ETF Trust           SOVEREIGN DEBT   73936T573    4,056    132,160                        132,160
Powershares ETF Trust II               S&P500 LOW VOL   73937B779    2,563     90,983                         90,983
Procter & Gamble Co                         COM         742718109    1,042     15,024                         15,024
Qualcomm Inc                                COM         747525103    1,237     19,797                         19,797
Rayonier Inc                                COM         754907103    1,626     33,177                         33,177
Ross Stores Inc                             COM         778296103    1,219     18,870                         18,870
SPDR Gold Trust                           GOLD SHS      78463V107   22,449    130,603                        130,603
SPDR Index SHS FDS                     EMERG MKTS ETF   78463X509    2,893     45,584                         45,584
SPDR Index SHS FDS                     S&P EM MKT DIV   78463X533    3,859     88,553                         88,553
SPDR Series Trust                     BRCLYS CAP CONV   78464A359      888     22,444                         22,444
SPDR Series Trust                      DB INT GVT ETF   78464A490    2,769     44,689                         44,689
SPDR Series Trust                      S&P RETAIL ETF   78464A714      427      6,804                          6,804
SPDR Series Trust                      S&P DIVID ETF    78464A763    2,609     44,902                         44,902
SPDR Series Trust                     S&P 400 MDCP GRW  78464A821    1,024     12,299                         12,299
Salesforce Com Inc                          COM         79466L302    2,661     17,427                         17,427
Senior Hsg Pptys Tr                      SH BEN INT     81721M109      223     10,224                         10,224
ServiceNow Inc                              COM         81762P102      985     25,464                         25,464
Simon Ppty Group Inc New                    COM         828806109      403      2,657                          2,657
Sirona Dental Systems Inc                   COM         82966C103    1,547     27,162                         27,162
Sourcefire Inc                              COM         83616T108    1,206     24,607                         24,607
Southern Co                                 COM         842587107      543     11,792                         11,792
Stericycle Inc                              COM         858912108    2,310     25,530                         25,530
TJX Cos Inc New                             COM         872540109    1,258     28,086                         28,086
Templeton Global Income Fd                  COM         880198106      131     13,639                         13,639
Tesla Mtrs Inc                              COM         88160R101    1,185     40,474                         40,474
Texas Capital Bancshares Inc                COM         88224Q107    3,861     77,673                         77,673
Thermo Fisher Scientific Inc                COM         883556102    1,456     24,746                         24,746
Toronto Dominion BK ONT                   COM NEW       891160509      329      3,952                          3,952
Transdigm Group Inc                         COM         893641100    1,103      7,775                          7,775
Vanguard World FDS                     UTILITIES ETF    92204A876    2,978     38,184                         38,184
Vanguard Intl Equity Index F           ALLWRLD EX US    922042775    2,138     49,776                         49,776
Vanguard Intl Equity Index F          MSCI EMR MKT ETF  922042858      416      9,972                          9,972
Vanguard Index FDS                     EXTEND MKT ETF   922908652    3,272     54,928                         54,928
Vanguard Index FDS                     TOTAL STK MKT    922908769      264      3,579                          3,579
Verizon Communications Inc                  COM         92343V104      371      8,137                          8,137
Visa Inc                                  COM CL A      92826C839    4,372     32,559                         32,559
Volcano Corporation                         COM         928645100    2,047     71,657                         71,657
Watson Pharmaceuticals Inc                  COM         942683103    1,321     15,514                         15,514
Whole Foods Mkt Inc                         COM         966837106    1,830     18,789                         18,789
WisdomTree Trust                       EMERG MKTS ETF   97717W315    6,448    120,146                        120,146
WisdomTree Tr                          ASIA LC DBT FD   97717X842    1,061     20,239                         20,239
WisdomTree Tr                          EM LCL DEBT FD   97717X867    1,298     24,815                         24,815
Wright Express Corp                         COM         98233Q105    3,941     56,531                         56,531

                                                                   286,454